UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [X]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Palo Alto Investors, LLC
           -----------------------------------------------------
Address:   470 University Avenue
           Palo Alto, CA 94301
           -----------------------------------------------------

Form 13F File Number: 28-10266
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ William L. Edwards
        ------------------------------------
Title:  President of Palo Investors, Manager
        ------------------------------------
Phone:  (650) 325-0772
        ------------------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ William L. Edwards                 Palo Alto, CA                  11/12/2008
----------------------                 -------------                  ----------
     [Signature]                       [City, State]                    [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           76
                                         -----------
Form 13F Information Table Value Total:   $1,341,178
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
                                                 FORM 13F INFORMATION TABLE

                                                            VALUE  SHARES/  SH/ PUT/ INVSTMT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN MANAGERS   SOLE   SHARED NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -------- -------- ------ ----
Advanced Medical Optics, Inc.  COM              00763M108     8175   459810 SH       SOLE               459810      0    0
Aeterna Zentaris               COM              007975204      180   304815 SH       SOLE               304815      0    0
Airvana Inc.                   COM              00950V101     3983   676243 SH       SOLE               676243      0    0
Akamai Technologies, Inc.      COM              00971T101     5513   316100 SH       SOLE               316100      0    0
Align Technology, Inc.         COM              162551014    10527   972015 SH       SOLE               972015      0    0
Allergan Inc                   COM              018490102     5790   112420 SH       SOLE               112420      0    0
Allis-Chalmers Energy Inc.     COM              196455067    46810  3700417 SH       SOLE              3700417      0    0
Altus Pharmaceuticals Inc      COM              02216N105       97    88560 SH       SOLE                88560      0    0
AMAG Pharmaceuticals, Inc.     COM              00163U106    54618  1410212 SH       SOLE              1410212      0    0
Amicus Therapeutics, Inc.      COM              03152W109    43207  2857578 SH       SOLE              2857578      0    0
Arbios Systems Inc.            COM              03875V107       14   461539 SH       SOLE               461539      0    0
Arena Resources                COM              400491080    31080   800000 SH       SOLE               800000      0    0
ArthroCare Corp                COM              043136100    26086   941045 SH       SOLE               941045      0    0
Auxilium Pharmaceuticals, Inc. COM              05334D107    88462  2730306 SH       SOLE              2730306      0    0
Biogen IDEC Inc.               COM              09062X103    11818   234998 SH       SOLE               234998      0    0
Biomarin Pharmaceuticals, Inc  COM              09061G101     6277   236970 SH       SOLE               236970      0    0
Biomimetic Therapeutics, Inc.  COM              09064X101    13760  1244146 SH       SOLE              1244146      0    0
BroadVision, Inc.              COM              111412607    13577 18598659 SH       SOLE             18598659      0    0
Cache, Inc                     COM              127150308     8962  1304500 SH       SOLE              1304500      0    0
Canadian Superior Energy Inc.  COM              136644101    37424 15252500 SH       SOLE             15252500      0    0
Celgene Corp                   COM              151020104     6493   102615 SH       SOLE               102615      0    0
Ceragon Networks Ltd.          COM              M22013102     9773  1322500 SH       SOLE              1322500      0    0
Cisco Systems, Inc.            COM              17275R102    14346   635900 SH       SOLE               635900      0    0
Cogo Group Inc.                COM              192448108     1186   225000 SH       SOLE               225000      0    0
Conceptus Inc                  COM              206016107     5641   340235 SH       SOLE               340235      0    0
Cubist Pharma                  COM              229678107    18075   813110 SH       SOLE               813110      0    0
Cyberonics, Inc.               COM              23251P102    57106  3359167 SH       SOLE              3359167      0    0
Cypress Bioscience Inc.        COM              232674507      476    64819 SH       SOLE                64819      0    0
Elan Corp.                     COM              284131208     1887   176890 SH       SOLE               176890      0    0
Ember Resources Inc.           COM              29081X108     1024   806800 SH       SOLE               806800      0    0
ev3 Inc                        COM              26928A200    30938  3081445 SH       SOLE              3081445      0    0
Evergreen Solar Inc.           NOTE             30033RAC2     8475 15000000 SH       SOLE             15000000      0    0
Evergreen Solar, Inc.          COM              30033R108    16580  3003700 SH       SOLE              3003700      0    0
F5 Networks, Inc.              COM              315616102     8026   343300 SH       SOLE               343300      0    0
Gastar Exploration Limited     COM              367299104    39769 30591612 SH       SOLE             30591612      0    0
Genomic Health, Inc.           COM              37244C101     6239   275435 SH       SOLE               275435      0    0
Genzyme Corporation            COM              372917104    18387   227308 SH       SOLE               227308      0    0
Gigamedia Limited              COM              Y2711Y104     7738  1049941 SH       SOLE              1049941      0    0
GMX Resources                  COM              38011M108    11333   237100 SH       SOLE               237100      0    0
Guaranty Bancorp               COM              40075T102     9486  1555100 SH       SOLE              1555100      0    0
IDM Pharma Inc.                COM              449394105    22398 10089228 SH       SOLE             10089228      0    0
ImClone Systems Incorporated   COM              45245W109    50551   810115 SH       SOLE               810115      0    0
Limelight Networks, Inc.       COM              53261M104    13992  5596873 SH       SOLE              5596873      0    0
Martek Biosciences Corp        COM              572901106      566    18000 SH       SOLE                18000      0    0
Medicis Pharmaceutical Corp.   COM              584690309    28444  1907680 SH       SOLE              1907680      0    0
Medivation, Inc.               COM              58501N101    39086  1477159 SH       SOLE              1477159      0    0
Momenta Pharmaceuticals, Inc.  COM              60877T100    16317  1244618 SH       SOLE              1244618      0    0
NexPrise Inc.                  COM              65333Q202      261   347818 SH       SOLE               347818      0    0
Northern Oil and Gas           COM              665531109     9714  1323400 SH       SOLE              1323400      0    0
NuVasive Inc.                  COM              670704105     3089    62615 SH       SOLE                62615      0    0
NxStage Medical, Inc.          COM              67072V103     6831  1618620 SH       SOLE              1618620      0    0
Onyx Pharmaceuticals, Inc.     COM              683399109    98784  2730355 SH       SOLE              2730355      0    0
Peets Coffee & Tea, Inc        COM              705560100    31451  1126475 SH       SOLE              1126475      0    0
Petrohawk Energy               COM              716495106    13519   625000 SH       SOLE               625000      0    0
Petroquest Energy Inc.         COM              716748108    21490  1400000 SH       SOLE              1400000      0    0
Plains Exploration &           COM              726505100    18986   540000 SH       SOLE               540000      0    0
Production Company
Portfolio Recovery Associates, COM              73640Q105    10448   214845 SH       SOLE               214845      0    0
Inc.
Questcor Pharmaceuticals       COM              74835Y101     6798   924877 SH       SOLE               924877      0    0
Savient Pharmaceuticals, Inc.  COM              80517Q100    43208  2897952 SH       SOLE              2897952      0    0
Shire Ltd-ADR                  COM              82481R106     5445   114030 SH       SOLE               114030      0    0
Spreadtrum Communications      COM              849415203     1794   797200 SH       SOLE               797200      0    0
St. Jude Medical, Inc.         COM              790849103     5562   127900 SH       SOLE               127900      0    0
Superior Energy Services Inc   COM              868157108    10899   350000 SH       SOLE               350000      0    0
T-3 Energy Services, Inc.      COM              87306E107     5568   150000 SH       SOLE               150000      0    0
Tesco Corporation              COM              88157K101     4188   200000 SH       SOLE               200000      0    0
The9 Limited                   COM              88337K104    21499  1280450 SH       SOLE              1280450      0    0
Toreador Resources Corporation COM              891050106    17890  1990000 SH       SOLE              1990000      0    0
Triangle Petroleum Corporation COM              89600B102     5266  8101350 SH       SOLE              8101350      0    0
Unica Corporation              COM              904583101    18159  2316164 SH       SOLE              2316164      0    0
United Therapeutics Corp       COM              91307C102    19393   184395 SH       SOLE               184395      0    0
UTS Energy Corporation         COM              903396109     2830  2378100 SH       SOLE              2378100      0    0
Vanda Pharma                   COM              921659108     2227  2368728 SH       SOLE              2368728      0    0
Verasun Energy Corporation     COM              92336G106    15792  5045376 SH       SOLE              5045376      0    0
ViroPharma Incorporated        COM              928241108    49997  3810711 SH       SOLE              3810711      0    0
Western Alliance Bancorp       COM              957638109     7869   509000 SH       SOLE               509000      0    0
Xtreme Coil Drilling Corp.     COM              98417D102    21529  3271900 SH       SOLE              3271900      0    0
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